Lease (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Prepaid Lease Payments

	As of December 31,
	2019	2020	2020
	RMB’000	RMB’000	US$’000
Right-of-use assets – Prepaid land lease payments	357,599	348,174	53,360

Amounts recognized in the statement of profit or loss:

	2019	2020	2020
	RMB’000	RMB’000	US$’000
Depreciation charge of right-of-use assets – Prepaid land lease payments	9,425	9,425	1,444